Segment Information - Summary of Information About Geographical Areas (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 29,857	$ 30,003
Republic of Ireland
Disclosure of geographical areas [line items]
Non-current assets	530	544
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,268	2,595
United States
Disclosure of geographical areas [line items]
Non-current assets	18,399	17,304
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 8,660	$ 9,560